Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Papp Investment Trust
Entity Central Index Key	0001477597
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000084913
Shareholder Report [Line Items]
Fund Name	Papp Small & Mid-Cap Growth Fund
Trading Symbol	PAPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Papp Small & Mid-Cap Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pappmutualfunds.com/literature.html. You can also request this information by contacting us at (877) 370-7277.
Additional Information Phone Number	(877) 370-7277
Additional Information Website	https://www.pappmutualfunds.com/literature.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Papp Small & Mid-Cap Growth Fund	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the 12-month period ended November 30, 2024, the Fund underperformed its benchmark, the S&P MidCap 400® Growth Index.

What Factors Influenced Performance

Strong relative performance in the Fund’s Health Care holdings and solid absolute performance in the Fund’s Technology holdings were more than offset by an underweight relative to the benchmark in Artificial Intelligence related stocks and Building Supply/Construction stocks, as well as sector underweights in Financials, Consumer Discretionary and Utilities.

  • Top Contributors

     o Pegasystems, Inc., AMETEK, Inc., O’Reilly Automotive, Inc., Trimble, Inc.

  • Top Detractors

     o Heavily weighted artificial intelligence-driven benchmark holdings (Super  Micro Computer, Inc.)

     o Underweights – Building Supplies, Financials, Consumer Discretionary, Utilities

     o ICON plc, Pool Corporation

Discussion

The most important fundamental long-term driver of stock prices has been corporate earnings and cash flow. We still believe this. The financial markets continue to be almost completely driven by momentum and enthusiasm for Artificial Intelligence, anything related to Elon Musk, as well as other short-term speculative perceived opportunities to make a quick buck. We have seen some initial cracks in the momentum trade, but we have seen even greater speculative fervor since Donald Trump was elected president in early November. The Fund is managed and will continue to be managed based on long-term fundamental factors not short-term speculative excitement. Happily, the U.S. economy remains strong, and we are optimistic about corporate earnings in 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Papp Small & Mid-Cap Growth Fund	S&P 500® Index	S&P MidCap 400® Growth Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$10,441	$10,275	$10,583
Nov-2016	$10,455	$11,103	$11,462
Nov-2017	$13,191	$13,642	$14,095
Nov-2018	$14,354	$14,498	$14,224
Nov-2019	$16,882	$16,834	$15,548
Nov-2020	$20,793	$19,773	$18,390
Nov-2021	$23,424	$25,294	$22,345
Nov-2022	$20,341	$22,964	$20,062
Nov-2023	$19,851	$26,142	$20,624
Nov-2024	$23,284	$35,002	$27,782

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Papp Small & Mid-Cap Growth Fund	17.29%	6.64%	8.82%
S&P 500® Index	33.89%	15.77%	13.35%
S&P MidCap 400® Growth Index	34.72%	12.31%	10.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 45,508,192
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 240,736
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$45,508,192 Number of Portfolio Holdings29 Advisory Fee (net of waivers)$240,736 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.2%
Exchange-Traded Funds	1.8%
Money Market Funds	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.